UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Adelante Capital Management LLC
Address:  555 12th Street, Suite 2100
          Oakland, CA  94607

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark A. Hoopes
Title:  Chief Compliance Officer
Phone:  510-986-2126

Signature, Place, and Date of Signing:

     Mark A. Hoopes    Oakland, CA  May 15, 2009
Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 80

Form 13F Information Table Value Total: 1,067,689


List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Adelante Capital Management LLC

                                                                                                Voting Authority
                                                                                                --------------------------
                                 Title                   Value    Shares/   Sh/   Put/  Invstmt Other
Name of Issuer                   of Class    CUSIP       (x$1000) Prn Amt   Prn   Call  Dscretn ManagersSole    Shared    None
------------------------------   ---------------------   -------- --------  ---   ----  ------- --------------------------------

AMB Property Corp.               COM         00163T109       49481 3436149   SH         Sole             1485433         1950716
                                                              1192   82770   SH         Defined        1   82770               0
Alexander's Inc                  COM         014752109         192    1124   SH         Sole                1124               0
                                                               418    2455   SH         Defined        1    2455               0
Alexandria Real Estate Equitie   COM         015271109       16464  452291   SH         Sole              213879          238412
                                                               845   23210   SH         Defined        1   23210               0
AvalonBay Communities, Inc.      COM         053484101       69090 1468114   SH         Sole              670394          797720
                                                              1976   41996   SH         Defined        1   41996               0
BRE Properties, Inc.             COM         05564E106       36393 1853925   SH         Sole              824428         1029497
                                                              1151   58610   SH         Defined        1   58610               0
Biomed Realty Trust              COM         09063H107       11204 1654974   SH         Sole              684526          970448
                                                               648   95700   SH         Defined        1   95700               0
Boston Properties, Inc.          COM         101121101       58121 1659183   SH         Sole              733008          926175
                                                              2431   69400   SH         Defined        1   69400               0
Brandywine Realty Trust          COM         105368203          75   26117   SH         Sole               26117               0
                                                               166   58200   SH         Defined        1   58200               0
Brookfield Properties Corp.      COM         112900105        4288  747177   SH         Sole              309236          437941
                                                               210   36550   SH         Defined        1   36550               0
CBL & Associates Properties, I   COM         124830100          39   16560   SH         Sole               16560               0
                                                                89   37900   SH         Defined        1   37900               0
Corporate Office Properties      COM         22002T108       50850 2047935   SH         Sole              916682         1131253
                                                              1124   45265   SH         Defined        1   45265               0
DCT Industrial Trust             COM         233153105          97   30602   SH         Sole               30602               0
                                                               232   73100   SH         Defined        1   73100               0
DiamondRock Hospitality          COM         252784301       10611 2646328   SH         Sole             1138240         1508088
Douglas Emmett Inc.              COM         25960P109         509   68968   SH         Sole               67889            1079
                                                               373   50500   SH         Defined        1   50500               0
Eastgroup Properties             COM         277276101         274    9764   SH         Sole                9764               0
                                                               589   21000   SH         Defined        1   21000               0
Equity Lifestyle Properties      COM         29472R108       25519  669790   SH         Sole              324069          345721
                                                               773   20300   SH         Defined        1   20300               0
Equity One                       COM         294752100         150   12320   SH         Sole               12320               0
                                                               329   27000   SH         Defined        1   27000               0
Equity Residential               COM         29476L107       49517 2698496   SH         Sole             1104156         1594340
                                                              2888  157370   SH         Defined        1  157370               0
Essex Property Trust, Inc.       COM         297178105       53741  937233   SH         Sole              421837          515396
                                                              1930   33660   SH         Defined        1   33660               0
Federal Realty Investment Trus   COM         313747206       51343 1116161   SH         Sole              499091          617070
                                                              2047   44490   SH         Defined        1   44490               0
HCP Inc.                         COM         40414L109       54824 3071342   SH         Sole             1383257         1688085
                                                              2299  128775   SH         Defined        1  128775               0
Healthcare Realty Com            COM         421946104         227   15171   SH         Sole               15171               0
                                                               483   32200   SH         Defined        1   32200               0
Highwoods Properties, Inc.       COM         431284108         260   12120   SH         Sole               12120               0
                                                               636   29700   SH         Defined        1   29700               0
Host Hotels & Resorts, Inc.      COM         44107P104       11392 2905979   SH         Sole             1162058         1743921
Kilroy Realty                    COM         49427F108       24471 1423568   SH         Sole              623920          799648
                                                               839   48790   SH         Defined        1   48790               0
Liberty Property Trust           COM         531172104       18044  952718   SH         Sole              391394          561324
                                                              1148   60590   SH         Defined        1   60590               0
Mission West Properties          COM         605203108           1     136   SH         Sole                 136               0
Nationwide Health Properties,    COM         638620104       45527 2051673   SH         Sole              961689         1089984
                                                              2727  122900   SH         Defined        1  122900               0
PS Business Pks Inc. CA Com      COM         69360J107          22    2839   SH         Sole                2839               0
                                                               221    6000   SH         Defined        1    6000               0
Post Properties, Inc.            COM         737464107       13682 1349349   SH         Sole              522005          827344
                                                               236   23300   SH         Defined        1   23300               0
ProLogis                         COM         743410102         756  116409   SH         Sole              114604            1805
                                                               628   96680   SH         Defined        1   96680               0
Public Storage                   COM         74460D109       73357 1327718   SH         Sole              596351          731367
                                                              3160   57200   SH         Defined        1   57200               0
Regency Centers Corp.            COM         758849103       21418  806099   SH         Sole              362599          443500
                                                              1700   64000   SH         Defined        1   64000               0
SL Green Realty Corp.            COM         78440X101        8767  811705   SH         Sole              349011          462694
                                                               483   44690   SH         Defined        1   44690               0
Saul Centers, Inc.               COM         804395101       18400  801081   SH         Sole              325556          475525
                                                               917   39900   SH         Defined        1   39900               0
Simon Property Group, Inc.       COM         828806109       94297 2722211   SH         Sole             1218881         1503330
                                                              4321  124731   SH         Defined        1  124731               0
Starwood Hotels & Resorts Worl   COM         85590A401       28804 2268094   SH         Sole             1033081         1235013
Taubman Centers, Inc.            COM         876664103       40944 2402823   SH         Sole             1120998         1281825
                                                              1960  115050   SH         Defined        1  115050               0
The Macerich Company             COM         554382101        9570 1528743   SH         Sole              656688          872055
                                                               504   80550   SH         Defined        1   80550               0
UDR, Inc.                        COM         902653104         229   26533   SH         Sole               26533               0
                                                               521   60481   SH         Defined        1   60481               0
Vornado Realty Trust             COM         929042109       69019 2076374   SH         Sole              921148         1155226
                                                              2767   83243   SH         Defined        1   83243               0
Washington Real Estate Investm   COM         939653101         234   13549   SH         Sole               13549               0
                                                               525   30325   SH         Defined        1   30325               0
REPORT SUMMARY                   80          DATA RECORDS  1067689           1    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
